Business combination	12 Months Ended
Dec. 31, 2022
Business combination [Abstract]
Business combination
$
Total consideration
Consideration paid at closing 1
Contingent consideration 3,841,999
Consideration paid at closing and continent consideration 3,842,000
Settlement of pre-existing loan receivable from Pyro Green-Gas 1,744,400
5,586,400
Net assets acquired
Current assets 1 5,186,086
ROU asset 477,608
Property and equipment 42,552
Intangible assets and Goodwill
2
4,780,607
Deferred income tax asset 79,360
Current liabilities (4,507,907)
Non-current liabilities (471,906)
5,586,400
6.

Business combination
On August 11, 2021, the Company completed the

acquisition of Pyro Green-Gas

Inc. and its

subsidiaries, a Montreal-based
company

which

offers

technologies,

equipment,

and

expertise

in

the

area

of

biogas

upgrading,

as

well

as

air

pollution
controls, for

a maximum

purchase price

consideration of $
4,355,600

in cash,

subject to customary

post-closing adjustments.
In addition, the Company settled

a pre-existing loan receivable from Pyro

Green-Gas Inc. of approximately $
1,744,000 . The
transaction was executed

through a purchase

of the entirety of

the common class

“A” shares of Pyro

Green-Gas Inc. This
acquisition

enables

the

Company

to

springboard

into

the

renewable

natural

gas

market

and

provides

an

advantage
compared

to building

its own

operations.

In addition,

the Company

will now

have

a presence

in Italy

and

India, and

the
acquisition will provide potential synergies with the Company’s land-based waste destruction offerings. The purchase price
will

be

paid

upon

the

achievement

of

various

contract

and

business-related

milestones

by

Pyro

Green-Gas

Inc.

The
Company’s assessment

is that

these milestones

will be

realized at

various moments

during the

next
30 months

following
the date of the acquisition. The contingent consideration

was estimated using a discount rate of
8%.
The acquisition was accounted for using the purchase

method and the final allocation of the purchase price is as

follows:
1

Includes $ 807,946

of cash and trade receivables with a net fair value of $
3,255,000 , including an allowance for expected credit losses of $ 512,592 .
2

The goodwill of $ 2,660,607

recorded on the transaction

is mainly attributable

to the expected growth

in biogas upgrading market

and
the expertise of the workforce, and it is not expected to be deductible for tax purposes.
During the

period ended

December 31, 2021,

the Company recognized

revenue of $
6,800,090

and net

earnings of

$807,395
related to the operations generated by Pyro Green-Gas

Inc. since the acquisition date.
In connection with

this acquisition, the

Company incurred acquisition-related

costs of $
101,157
, recognized within

Selling,
General and Administrative expenses in the 2021 consolidated statements

of comprehensive loss.
The

maximum

purchase

price

consideration

of

$
4,355,600

was

discounted

to

$
3,841,999
,

at

August

11,

2021

and

an
accretion expense of $ 173,350

was recognized in Net finance costs in

the consolidated statements of comprehensive

loss
for the year

ended December

31, 2022,

compared to

a recognized

accretion expense

of $
110,204

during the year

ended
December 31, 2021.